Stock Based Compensation Plans: (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Based Compensation Plans: [Abstract]
Options outstanding - beginning of period	5,443,000	6,753,188	5,185,188
Weighted average exercise price: Options outstanding	$ 2.21	$ 1.77	$ 1.42
Options exercised	(55,000)	(1,560,188)	(52,500)
Weighted average exercise price: Options exercised	$ 1.82	$ 0.43	$ 1.56
Options granted	310,000	250,000	1,620,500
Weighted average exercise price: Options granted	$ 4.02	$ 3.00	$ 2.89
Options outstanding - end of period	5,698,000	5,443,000	6,753,188
Weighted average exercise price: Options outstanding	$ 2.31	$ 2.21	$ 1.77
Options exercisable - end of period	5,491,331	4,493,000	4,568,988
Weighted average exercise price: Options exercisable	$ 2.25	$ 2.27	$ 1.59